Performance B.4.3. Directors and executive management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits Expense [Line Items]
Remuneration charge for the Board (gross of withholding tax)	$ 1,675	$ 1,723	$ 1,638
Shares beneficially owned by the Directors	94,718	196,189
Remuneration charge (in shares)	42,141	41,167	24,737
Remuneration expense, percent shares	75.00%	73.00%	73.00%
Remuneration expense, percent cash	25.00%	27.00%	27.00%
Classes of employee benefits expense:
Base salary	$ 463,000	$ 372,000	$ 361,000
Pension	3,000	2,000	6,000
Other benefits	24,000	22,000	25,000
Share based compensation	52,000	29,000	16,000
Employee benefits expense	$ 614,000	$ 494,000	474,000
Shares awards vested (in shares)	719,642	723,668
Shares not yet vested (in shares)	1,573,187	1,112,771
Chairperson
Employee Benefits Expense [Line Items]
Remuneration charge for the Board (gross of withholding tax)	$ 315	$ 315	300
Shares beneficially owned by the Directors	0	43,891
Other non-executive directors of the Board
Employee Benefits Expense [Line Items]
Remuneration charge for the Board (gross of withholding tax)	$ 1,360	$ 1,408	1,338
Shares beneficially owned by the Directors	94,718	152,298
Mr. Mauricio Ramos
Classes of employee benefits expense:
Base salary	$ 1,225	$ 1,216	1,185
Bonus	1,249	1,650	2,164
Pension	293	287	284
Other benefits	88	82	88
MSU	0	373	991
Termination benefits	0	0
Total before share based compensation	2,856	3,608	4,712
Share based compensation	11,831	5,567	7,914
Employee benefits expense	$ 14,687	$ 9,175	$ 12,626
Number of shares granted (in shares)	1,132,654	290,049	196,904
Shares awards vested (in shares)	459,948	426,607
Shares not yet vested (in shares)	1,082,451	519,006
Mr. Sheldon Bruha
Classes of employee benefits expense:
Base salary	$ 644	$ 598
Bonus	493	541
Pension	173	144
Other benefits	140	67
MSU	0	0
Termination benefits	0	0
Total before share based compensation	1,450	1,351
Share based compensation	2,449	688
Employee benefits expense	$ 3,898	2,039
Mr. Tim Pennington
Classes of employee benefits expense:
Base salary		581
Bonus		0
Pension		87
Other benefits		40
MSU		67
Termination benefits		877
Total before share based compensation		1,653
Share based compensation		888
Employee benefits expense		2,540
Executive team
Classes of employee benefits expense:
Base salary		2,883	$ 2,783
Bonus		2,044	2,718
Pension		663	652
Other benefits		312	791
MSU		174	545
Termination benefits		0
Total before share based compensation		6,076	7,489
Share based compensation		4,927	5,383
Employee benefits expense		$ 11,004	$ 12,872
Number of shares granted (in shares)	916,219	338,171	211,578
Shares awards vested (in shares)	259,694	297,061
Shares not yet vested (in shares)	490,736	593,765
Mr. Tim Pennington
Classes of employee benefits expense:
Base salary			$ 708
Bonus			969
Pension			106
Other benefits			46
MSU			198
Total before share based compensation			2,027
Share based compensation			1,652
Employee benefits expense			$ 3,679
Other Executive Team Members
Classes of employee benefits expense:
Base salary	$ 3,034
Bonus	1,525
Pension	727
Other benefits	301
MSU	0
Termination benefits	804
Total before share based compensation	6,391
Share based compensation	7,383
Employee benefits expense	$ 13,774